NOTES PAYABLE (Details Narrative)	1 Months Ended			9 Months Ended	12 Months Ended
	Mar. 30, 2016 USD ($)	Nov. 30, 2013 USD ($) Unit	Apr. 30, 2013 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2016 USD ($) $ / shares	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Sep. 07, 2016 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Sep. 12, 2014 shares	Jul. 31, 2014 USD ($) $ / shares shares
Interest expense				$ 93,067	$ 8,994	$ 7,500	$ 93,067
Principal amount		$ 600,000
Percentage of accrued interest		5.00%
Converted common stock					The unpaid principal and accrued interest will convert into common stock at the greater of the fair value of the common stock on the date of the conversion or $0.25 ($0.69 if the CompanyÂ’s common stock is admitted to trade on a national exchange prior to the date of conversion).
Common stock, shares | shares												5,000,000
Conversion price | $ / shares					$ 0.65
Number of promissory notes | Unit		2
Initial installment of principal amount		$ 100,000
Second installment of principal amount		100,000
Third installment of principal amount		100,000
Aggregate proceeds					$ 10,000,000
Debt issuance costs								$ 42,000
Investors One [Member]
Aggregate proceeds		6,500,000
Investors Two [Member]
Aggregate proceeds		$ 8,500,000
Investors Two [Member] | Convertible Promissory Notes [Member]
Principal amount					$ 225,000
Percentage of accrued interest					5.00%
Maturity period					10-year
Leonard Mazur [Member]
Accrued interest										$ 1,985
Principal balance of notes payable	$ 760,470
Prime Rate									1.00%	1.00%
Demand promissory note									$ 500,000
Wall Street [Member]
Percentage of accrued interest	12.00%
Principal balance of notes payable	$ 68,970
Prime Rate	1.00%
Myron Holubiak [Member]
Accrued interest	$ 704,000
Principal balance of notes payable	12,500
Notes Payable Related Parties [Member]
Notes payable	$ 772,970
Subordinated Convertible Promissory Note [Member]
Percentage of accrued interest			10.00%
Convertible notes outstanding													$ 350,000
Accrued interest													$ 44,245
Common stock, shares | shares													606,531
Conversion price | $ / shares													$ 0.65
Convertible promissory notes			$ 350,000					$ 600,000
Percentage of convertible promissory notes								10.00%
Promissory Notes [Member]
Convertible notes outstanding											$ 600,000
Accrued interest											$ 33,333
Common stock, shares | shares											1,055,554
Conversion price | $ / shares											$ 0.60
Convertible Promissory Notes [Member]
Convertible notes outstanding													$ 1,685,000
Accrued interest													$ 151,813
Common stock, shares | shares													3,061,355
Conversion price | $ / shares													$ 0.60
Convertible Promissory Notes [Member] | Investors One [Member]
Principal amount					$ 1,460,000
Percentage of accrued interest					3.00%
Maturity period					10-year